Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 20, 2015	Dec. 31, 2014
The Bond Fund of America - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class A (with sales charge)
Account Value	$ 11,191		$ 11,065		$ 10,568		$ 12,103		$ 12,219		$ 11,036	$ 10,217	$ 10,230			$ 9,912	$ 9,647		$ 9,624
The Bond Fund of America - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class C (with sales charge)
Account Value	$ 10,935		10,812		10,326		11,915		12,119		11,027	10,286	10,380			10,137	9,944		10,000
The Bond Fund of America - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class T (with sales charge)
Account Value	$ 11,080		10,926		10,403		11,885		11,973		10,789	9,968	9,959	$ 9,749
The Bond Fund of America Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class F-1
Account Value	$ 11,584		11,458		10,947		12,541		12,667		11,444	10,599	10,618			10,292	10,021		10,000
The Bond Fund of America - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class F-2
Account Value	$ 11,924		11,759		11,201		12,795		12,887		11,611	10,723	10,707			10,348	10,047		10,000
The Bond Fund of America - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class F-3
Account Value	$ 11,580		11,407		10,855		12,386		12,461		11,215	10,347	10,325		$ 10,000
The Bond Fund of America - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 529-A (with sales charge)
Account Value	$ 11,157		11,036		10,545		12,080		12,201		11,025	10,214	10,235			9,923	9,666		9,653
The Bond Fund of America - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 529-C (with sales charge)
Account Value	$ 11,132		11,011		10,521		12,053		12,173		11,000	10,265	10,363			10,125	9,938		10,000
The Bond Fund of America - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 529-E
Account Value	$ 11,335		11,232		10,753		12,343		12,491		11,308	10,495	10,537			10,237	9,993		10,000
The Bond Fund of America - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 529-T (with sales charge)
Account Value	$ 11,031		10,887		10,373		11,856		11,950		10,774	9,958	9,954	9,749
The Bond Fund of America — Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 529-F-1
Account Value	$ 11,811		11,661		11,119		12,712		12,818		11,555	10,679	10,675			10,327	10,036		10,000
The Bond Fund of America - Class 529 - F-2
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 529-F-2
Account Value	$ 9,428	$ 9,242	9,297	$ 8,983	8,854	$ 9,084	10,114	$ 10,062	10,188	$ 10,000
The Bond Fund of America - Class 529-F-32 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class 529-F-3
Account Value	$ 9,445	9,257	9,310	8,993	8,863	9,092	10,120	10,066	10,190	10,000
The Bond Fund of America Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class R-1
Account Value	$ 10,792		10,747		10,338		11,926		12,130		11,039	10,297	10,389			10,143	9,947		10,000
The Bond Fund of America - Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class R-2
Account Value	$ 10,800		10,755		10,346		11,937		12,142		11,047	10,303	10,395			10,147	9,950		10,000
The Bond Fund of America - Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class R-2E
Account Value	$ 11,141		11,062		10,611		12,206		12,378		11,230	10,443	10,505			10,224	9,993		10,000
The Bond Fund of America - Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class R-3
Account Value	$ 11,290		11,194		10,721		12,313		12,468		11,294	10,487	10,532			10,235	9,992		10,000
The Bond Fund of America - Class R-4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class R-4
Account Value	$ 11,640		11,506		10,987		12,580		12,700		11,470	10,617	10,631			10,300	10,024		10,000
The Bond Fund of America - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class R-5E
Account Value	$ 11,786		11,627		11,080		12,663		12,758		11,499	10,622	10,613			10,265		$ 10,000
The Bond Fund of America - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class R-5
Account Value	$ 11,990		11,817		11,250		12,843		12,928		11,640	10,743	10,725			10,360	10,053		10,000
The Bond Fund of America - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	The Bond Fund of America — Class R-6
Account Value	$ 12,051		11,872		11,297		12,890		12,968		11,671	10,766	10,742			10,371	10,058		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	$ 9,075	$ 11,291	$ 8,842	$ 10,699	$ 8,926	$ 12,299	$ 9,950	$ 12,492	$ 10,000	$ 11,620	$ 10,688	$ 10,687	$ 10,000	$ 10,000	$ 10,321	$ 10,055	$ 10,000	$ 10,000